Consolidated Statements of Other Comprehensive Income (loss) - USD ($) $ in Thousands		12 Months Ended
		Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Statement of Comprehensive Income [Abstract]
Net (loss) income		$ (7,432)	$ 1,287	$ (5,838)
Other comprehensive (loss) income: Foreign currency translation adjustments	[1],[2]	(6)	67	130
Total other comprehensive (loss) income		$ (7,438)	$ 1,354	$ (5,708)

[1]	Item that may be reclassified to the Statement of Operations in future periods
[2]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).